Condensed Financial Information - Condensed Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (623.4)	[1]	$ (458.8)	[1]	$ (849.8)	[1]
Net cash provided by operating activities	468.5		377.3		380.1
Net cash used in investing activities	(488.6)		(144.0)		(205.0)
Net cash used in financing activities	(134.7)		(38.1)		(51.4)
Increase (decrease) in cash and cash equivalents	(136.8)		164.6		138.7
Cash and cash equivalents, beginning of period	492.4		327.8		189.1
Cash and cash equivalents, end of period	355.6		492.4		327.8
LVB Acquisition, Inc.
Condensed Financial Statements, Captions [Line Items]
Net loss	(623.4)		(458.8)		(849.8)
Equity in net loss of subsidiary	623.4		458.8		849.8
Net cash provided by operating activities	0		0		0
Net cash used in investing activities	0		0		0
Option exercise	0		0		0
Cash dividend from Biomet, Inc.	0.1		1.3		3.7
Repurchase of LVB Acquisition, Inc. shares	(0.1)		(1.3)		(3.7)
Net cash used in financing activities	0		0		0
Increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents, beginning of period	0		0		0
Cash and cash equivalents, end of period	$ 0		$ 0		$ 0

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.